Schedule of property plant and equipment (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 231,926	$ 310,873	$ 295,546
Accumulated depreciation	(205,544)	(275,511)	(245,559)
Property and equipment, net	26,382	35,362	49,987
Office Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Total	111,907	150,000	149,929
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	112,758	151,141	135,885
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 7,261	$ 9,732	$ 9,732